Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2018
Dividends on ordinary shares [abstract]
Dividends on ordinary shares
	Half year ended 30.06.18	Half year ended 30.06.17

Dividends paid during the period	£m	£m
Ordinary shares[1]	14,168	165
Preference shares	106	134
Total	14,274	299

  Included the dividend in specie of £14bn paid to Barclays PLC for transferring the equity ownership in Barclays Bank UK PLC.